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                 The Chairman Combination Fixed and Variable Annuity

                          Supplement dated November 3, 1997
                          to Prospectus dated April 30, 1997

                     PLEASE RETAIN THIS SUPPLEMENT FOR REFERENCE




For any Contract offered by this Prospectus and sold to a resident of South Carolina, the Annual Contract Fee will be allocated among the Divisions in proportion to the Owner's Account Value in each. If at the time an Annual Contract Fee is to be deducted, the Owner's Variable Account Value is less than the Annual Contract Fee, the Annual Contract Fee will be waived for that deduction.